Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciations charges	€ 17,206	€ 17,247	€ 18,428
Carrying amount of right-of-use assets	€ 30,900